Net Loss Per Share Attributable to Common Stockholders - Schedule of potentially dilutive securities excluded from the computation of diluted net loss per share (Details) - shares		3 Months Ended		12 Months Ended
	Jan. 21, 2021	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Loss Per Share Attributable to Common Stockholders
Antidilutive securities excluded from the computation of diluted net loss per share	640,421	30,732,442	8,490,120	9,866,462	7,992,280	4,486,439
Convertible notes payable
Net Loss Per Share Attributable to Common Stockholders
Antidilutive securities excluded from the computation of diluted net loss per share			2,918,556
Stock warrants
Net Loss Per Share Attributable to Common Stockholders
Antidilutive securities excluded from the computation of diluted net loss per share				777,265	699,026	239,121
Stock options outstanding to purchase shares of common stock
Net Loss Per Share Attributable to Common Stockholders
Antidilutive securities excluded from the computation of diluted net loss per share		6,886,205	4,926,397	5,532,863	4,416,762	4,247,318